SHARE-BASED PAYMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 211	$ 166	$ 10,479
General and administrative expenses
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 211	$ 166	$ 10,479